PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total	$ 559,006,119	$ 488,504,183
Depreciation of property, plant and equipment	28,007,943	52,250,595	37,371,791
Long-lived asset impairment		158,424,827	42,754,481
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	233,230,935	235,690,310
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	351,409,724	355,429,064
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,469,913	21,329,752
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	257,408	262,562
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(169,264,463)	(145,031,744)
Total	434,103,517	467,679,944
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 124,902,602	$ 20,824,239